CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Income Statement [Abstract]
Operating recoveries	$ 47	$ 185
Expenses
Compensation and benefits	(37)	(122)
Compensation and benefits recovery /(expense)			$ 37
General and administrative expense			(1)
Unrealized carried interest compensation expense			(3)
Other expense			(35)
Total (expense)			(2)
Carried interest allocation compensation
Realized	(14)	(14)
Unrealized	1	(55)
Total carried interest allocation compensation	(13)	(69)
Interest Expense	(2)	(3)
Total expenses	(52)	(194)
Share of income from equity method investments	114	243	21
Net income	109	234	19
Comprehensive income	$ 113	$ 238	$ 19
Net income per share of common stock
Basic (in dollars per share)	$ 0.28	$ 0.59	$ 0.05
Diluted (in dollars per share)	$ 0.28	$ 0.59	$ 0.05
Weighted-average shares of common stock outstanding
Basic (in shares)	392,100,000	393,500,000	396,166,341
Diluted (in shares)	396,300,000	399,600,000	400,896,766
Comprehensive income:
Net income	$ 109	$ 234	$ 19
Other comprehensive income:
Currency translation from equity method investments	4	4
Other comprehensive income	4	4
Comprehensive income	$ 113	$ 238	$ 19